UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2010

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       28 October 2010
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  US$1.311 billion

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR		02364W105	126,179	2,366,007	N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR		035128206	11,005	238,000		N/A	Y	N	Y
APPLE INC			Common Stock	037833100	119,382	420,729		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR		059460303	96,492	4,734,641	N/A	Y	N	Y
BANCO SANTANDER BRASIL-ADS	ADR		05967A107	7,505	545,000		N/A	Y	N	Y
BP PLC-SPONS ADR		ADR		055622104	43,558	1,058,000	N/A	Y	N	Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889	7,071	831,913		N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR		16939P106	9,796	164,700		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109	39,613	774,760		N/A	Y	N	Y
CHINA UNICOM HONG KONG-ADR	ADR		16945R104	7,348	504,670		N/A	Y	N	Y
CITIGROUP INC			Common Stock	172967101	59,866	15,311,000	N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR		20441W203	34,567	279,581		N/A	Y	N	Y
CEMIG SA -SPONS ADR		ADR		204409601	4,835	295,000		N/A	Y	N	Y
CIA SIDERURGICA NACL-SP ADR	ADR		20440W105	8,147	461,075		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104	10,335	228,742		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104	18,826	800,753		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106	28,815	568,014		N/A	Y	N	Y
FREEPORT-MCMORAN COPPER		Common Stock	35671D857	5,892	69,000		N/A	Y	N	Y
GERDAU SA -SPON ADR		ADR		373737105	23,545	1,730,000	N/A	Y	N	Y
GRUPO TELEVISA SA-SPON ADR	ADR		40049J206	15,721	830,908		N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR		45104G104	1,372	27,530		N/A	Y	N	Y
INFOSYS TECHNOLOGIES-SP ADR	ADR		456788108	4,052	60,200		N/A	Y	N	Y
ITAU UNIBANCO HLDNG-PREF ADR	ADR		465562106	65,465	2,707,390	N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	84,420	3,976,425	N/A	Y	N	Y
PETROCHINA CO LTD -ADR		ADR		71646E100	7,100	60,990		N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101	33,529	1,021,600	N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	219,209	6,043,800	N/A	Y	N	Y
SOUTHERN COPPER CORP		Common Stock	84265V105	6,743	192,000		N/A	Y	N	Y
TAIWAN SEMICONDUCTOR-SP ADR	ADR		874039100	881	86,900		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR		879246106	2,478	176,000		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR		881624209	9,093	172,383		N/A	Y	N	Y
TIM PARTICIPACOES SA-ADR	ADR		88706P106	2,085	63,200		N/A	Y	N	Y
VALE SA-SP ADR			ADR		91912E105	99,283	3,175,036	N/A	Y	N	Y
VALE SA-SP PREF ADR		ADR		91912E204	24,115	869,000		N/A	Y	N	Y
VIMPELCOM LTD-SPON ADR		ADR		92719A106	40,354	2,717,454	N/A	Y	N	Y
VIVO PARTICIPACOES SA-ADR	ADR		92855S200	32,676	1,202,656	N/A	Y	N	Y
